RESEARCH AND DEVELOPMENT, NET - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Research and Development Expense [Abstract]
Gross research and development expenses	$ 140,400	$ 143,700	$ 129,200
Reimbursements from the IIA and other government grant programs		300	500
Capitalized computer software, impairments	$ 0	$ 142	$ 2,244